CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (Q2) - USD ($)	6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Operating activities
Net loss for the period	$ (8,614,060)	$ (5,110,574)
Items not affecting cash:
Depreciation	722	924
Share based compensation	292,896	786,317
Change in fair value of derivative liabilities	(719,000)	1,200
Change in fair value of mandatory convertible debentures	(70,500)	0
Change in fair value of warrant liabilities	(9,223)	0
Change in fair value of stock option liabilities	(177,459)	0
Gain on settlement of accounts payable	(899,015)	0
Loss on investment in associate	106,850	0
Impairment of carbon credits	1,207,800	0
Stop-loss provision loss	1,024,713	0
Non-cash general and administrative	0	50,000
Accrued interest	76,601	1,104
Accretion expense	168,945	2,544
Changes in non-cash working capital items:
GST receivable	(30,689)	(25,008)
Other receivables	(171,573)	0
Carbon credits	(100,000)	0
Prepaid expenses	(4,008)	263,569
Accounts payable and accrued liabilities	3,865,220	2,962,254
Net cash used in operating activities	(4,051,780)	(1,067,670)
Investing activity
Cash assumed on RTO	1,661,645	0
Net cash provided by (used in) financing activities	1,661,645	0
Financing activities
Proceeds from convertible debentures	67,650	430,734
Proceeds from warrant exercise	86,237	176,113
Proceeds from PIPE financing	2,230,000	0
Net cash provided by financing activities	2,383,887	606,847
Effect of exchange rate changes on cash	1,807	(18,201)
Net increase (decrease) in cash	(4,441)	(479,024)
Cash, Beginning	21,106	489,971
Cash, Ending	16,665	10,947
Supplemental information:
Taxes paid	0	0
Interest paid	0	0
Fair value of warrants exercised	389,729	0
Fair value of securities issued for the RTO (Note 4)	3,147,118	0
Fair value of securities issued for settlement of accounts payable	10,888,912	0
Fair value of securities issued for services	585,155	0
Fair value of securities issued for carbon credits	1,982,424	0
Fair value of securities issued for the acquisition of interest in associate	1,220,000	0
Fair value of securities issued for ELOC commitment	$ 305,000	$ 0